Note 11 - Subsequent Events	6 Months Ended
Jun. 30, 2022
Notes to Financial Statements
Subsequent Events [Text Block]

11. Subsequent Events

The following events occurred after June 30, 2022:

(a)

On August 8, 2022, the Company announced that its Board of Directors has approved a share repurchase program for up to a total of $10 million of the Company's common stock. The Board will review the program after a period of 12 months. Share repurchases will be made from time to time for cash in open market transactions at prevailing market prices or in privately negotiated transactions. The timing and amount of purchases under the program will be determined by management based upon market conditions and other factors. The program does not require the Company to purchase any specific number or amount of shares and may be suspended or reinstated at any time at the Company's discretion and without notice. In September and October 2022, the Company under its share repurchase program repurchased and cancelled 108,963 common shares for an aggregate consideration of approximately $1.5 million.

(b)

On September 19, 2022, the Company signed an agreement to sell M/V "Pantelis", a 74,020 dwt vessel, built in 2000, for the gross amount of $9.7 million. The Company decided to sell this vessel to concentrate its drybulk fleet on more modern, eco-built, fuel-efficient vessels, in alignment with its overall Environmental, Social and Governance (“ESG”) strategy. The Company is expected to record a gain on sale of approximately $3 million. The vessel is expected to be delivered to its buyers by mid- October 2022.

(c)

On September 30, 2022, the Company signed and drew a term loan facility amounting to $20,000,000 from Piraeus Bank S.A., in order to post-delivery finance part of the acquisition cost of M/V “Molyvos Luck” and M/V “Santa Cruz”. The loan is payable in twenty consecutive quarterly installments, comprising four instalments of $975,000 each and sixteen instalments of $525,000 each, followed by a balloon instalment of $7,700,000, payable together with the last instalment. The interest rate margin is 2.25% over term Secured Overnight Financing Rate (“term SOFR”). The loan is secured with (i) first priority mortgages over M/V “Molyvos Luck” and M/V “Santa Cruz”, (ii) first assignment of earnings and insurance of the aforementioned vessels and (iii) other covenants and guarantees similar to the remaining loans of the Company.